Subsidiaries (Schedule of Subsidiaries) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Current assets		$ 1,262,685	$ 1,096,041
Non-current assets		2,950,556	3,012,399
Current liabilities		(182,843)	(358,799)
Non-current liabilities		(1,370,857)	(1,679,417)
Carrying amount of NCI		1,051,636	866,915
Revenue		751,304	691,796	$ 573,957
Profit/(loss) after tax		634,087	(210,948)	349,659
Profit/(loss) attributable to NCI		36,414	25,030	37,007
Cash flows from operating activities		265,081	276,788	771,381
Cash flows from investing activities		135,852	(432,236)	(203,438)
Cash flows from financing activites excluding dividends paid to NCI		(84,085)	324,579	(493,676)
Effect of changes in the exchange rate on cash and cash equivalents		2,165	(7,464)	(13,640)
Net increase(decrease) in cash and cash equivalents		$ 316,848	$ 169,131	$ 74,267
Opc Member
Disclosure of subsidiaries [line items]
NCI percentage	[1]	59.73%	59.97%	56.20%
Current assets		$ 368,586	$ 460,810	$ 419,636
Non-current assets		2,940,193	3,018,434	2,289,101
Current liabilities		(176,725)	(353,735)	(184,418)
Non-current liabilities		(1,371,291)	(1,679,847)	(1,283,445)
Net assets		1,760,763	1,445,662	1,240,874
Carrying amount of NCI		1,051,754	866,915	697,433	$ 104,000
Revenue		751,304	691,796	573,957
Profit/(loss) after tax		52,638	46,955	65,352
Other comprehensive income		757	(38,017)	(11,249)
Profit/(loss) attributable to NCI		36,414	25,030	37,007
OCI attributable to NCI		2,834	(24,624)	(568)
Cash flows from operating activities		206,929	134,973	62,538
Cash flows from investing activities		(465,739)	(594,303)	(328,610)
Cash flows from financing activites excluding dividends paid to NCI		242,755	503,245	285,898
Effect of changes in the exchange rate on cash and cash equivalents		2,179	(7,435)	(13,545)
Net increase(decrease) in cash and cash equivalents		$ (13,876)	$ 36,480	$ 6,281

[1]	The NCI percentage represents the effective NCI of the Group